Operating expenses and cost of services	12 Months Ended
Dec. 31, 2025
Operating expenses and cost of services
Operating expenses and cost of services
18	Operating expenses and cost of services

	2025	2024	2023
	US $ in millions
Wages, maintenance and other vessel operating costs	45.5	37.3	31.8
Expenses relating to fleet equipment
(mainly containers and chassis)	37.0	37.3	31.5
Bunker and lubricants	1,146.7	1,286.0	1,098.8
Insurance	30.5	34.5	21.5
Expenses related to cargo handling	2,102.1	2,013.1	1,671.4
Port expenses	508.9	461.8	500.7
Agents' salaries and commissions	250.5	251.7	209.5
Cost of related services and sundry	212.5	285.2	216.9
Slots purchase and hire of vessels	90.5	74.4	79.4
Hire of containers	36.6	31.9	23.6
	4,460.8	4,513.2	3,885.1